Award Timing Disclosure	12 Months Ended
	Dec. 31, 2024	Mar. 01, 2024 USD ($) shares $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Our annual equity grant is approved by the Committee and has been made on the first business day of March each year since 2006, unless otherwise specified by our Board or the Committee. The Committee has delegated authority to management to grant promotional, new hire and retention grants during the remainder of the year as follows:
•No grants may be made to the CEO or other executive officers without Committee approval;
•Grants are to be dated as of the first business day of the month concurrent with or following the promotion date, hire date or date that a retention grant was approved; and
•Management reports off-cycle delegated grant activity at each regularly scheduled Committee meeting.
Neither the Committee nor management grants equity awards in anticipation of the release of material nonpublic information, or otherwise takes material nonpublic information into account when determining the terms of equity awards, and we do not time the release of material nonpublic information based on equity award grant dates.
We made our annual equity grant on March 1, 2024, in accordance with our standard practice, and filed a Current Report on Form 8-K on March 4, 2024 in connection with our participation at an investor conference. As described on page 52, the annual equity grant is made up of a combination of PSUs, stock options and RSUs, with stock options weighted at 25% of the annual award value.

Name	Grant Date	Number of securities underlying the award	Exercise price of the award ($/Sh)	Grant date fair value of the award	Percentage change in the closing market price of the securities underlying the award between the trading day ending immediately prior to the disclosure of material nonpublic information and the trading day beginning immediately following disclosure of material nonpublic information
Gail Boudreaux	3/1/2024	32,480	$499.11	$4,199,989	-0.15%
Mark Kaye	3/1/2024	10,633	$499.11	$1,374,953	-0.15%
Peter Haytaian	3/1/2024	9,280	$499.11	$1,199,997	-0.15%
Felicia Norwood	3/1/2024	9,280	$499.11	$1,199,997	-0.15%
Morgan Kendrick	3/1/2024	8,312	$499.11	$1,074,825	-0.15%

Award Timing Method
Our annual equity grant is approved by the Committee and has been made on the first business day of March each year since 2006, unless otherwise specified by our Board or the Committee. The Committee has delegated authority to management to grant promotional, new hire and retention grants during the remainder of the year as follows:
•No grants may be made to the CEO or other executive officers without Committee approval;
•Grants are to be dated as of the first business day of the month concurrent with or following the promotion date, hire date or date that a retention grant was approved; and
•Management reports off-cycle delegated grant activity at each regularly scheduled Committee meeting.

Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered
Neither the Committee nor management grants equity awards in anticipation of the release of material nonpublic information, or otherwise takes material nonpublic information into account when determining the terms of equity awards, and we do not time the release of material nonpublic information based on equity award grant dates.

MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table

Name	Grant Date	Number of securities underlying the award	Exercise price of the award ($/Sh)	Grant date fair value of the award	Percentage change in the closing market price of the securities underlying the award between the trading day ending immediately prior to the disclosure of material nonpublic information and the trading day beginning immediately following disclosure of material nonpublic information
Gail Boudreaux	3/1/2024	32,480	$499.11	$4,199,989	-0.15%
Mark Kaye	3/1/2024	10,633	$499.11	$1,374,953	-0.15%
Peter Haytaian	3/1/2024	9,280	$499.11	$1,199,997	-0.15%
Felicia Norwood	3/1/2024	9,280	$499.11	$1,199,997	-0.15%
Morgan Kendrick	3/1/2024	8,312	$499.11	$1,074,825	-0.15%

Boudreaux [Member]
Awards Close in Time to MNPI Disclosures
Name		Gail Boudreaux
Underlying Securities | shares		32,480
Exercise Price | $ / shares		$ 499.11
Fair Value as of Grant Date | $		$ 4,199,989
Underlying Security Market Price Change		(0.0015)
Kaye [Member]
Awards Close in Time to MNPI Disclosures
Name		Mark Kaye
Underlying Securities | shares		10,633
Exercise Price | $ / shares		$ 499.11
Fair Value as of Grant Date | $		$ 1,374,953
Underlying Security Market Price Change		(0.0015)
Haytaian [Member]
Awards Close in Time to MNPI Disclosures
Name		Peter Haytaian
Underlying Securities | shares		9,280
Exercise Price | $ / shares		$ 499.11
Fair Value as of Grant Date | $		$ 1,199,997
Underlying Security Market Price Change		(0.0015)
Norwood [Member]
Awards Close in Time to MNPI Disclosures
Name		Felicia Norwood
Underlying Securities | shares		9,280
Exercise Price | $ / shares		$ 499.11
Fair Value as of Grant Date | $		$ 1,199,997
Underlying Security Market Price Change		(0.0015)
Kendrick [Member]
Awards Close in Time to MNPI Disclosures
Name		Morgan Kendrick
Underlying Securities | shares		8,312
Exercise Price | $ / shares		$ 499.11
Fair Value as of Grant Date | $		$ 1,074,825
Underlying Security Market Price Change		(0.0015)